Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating revenues:
Gas operating revenues	$ 1,321,412	$ 1,454,639	$ 1,382,087
Construction revenues	1,139,078	1,008,986	739,620
Total operating revenues	2,460,490	2,463,625	2,121,707
Operating expenses:
Net cost of gas sold	397,121	563,809	505,356
Operations and maintenance	401,724	393,199	383,732
Depreciation and amortization	289,132	270,111	253,027
Taxes other than income taxes	52,376	49,393	47,252
Construction expenses	1,024,423	898,781	647,857
Total operating expenses	2,164,776	2,175,293	1,837,224
Operating income	295,714	288,332	284,483
Other income and (expenses):
Net interest deductions (Notes 7 and 8)	(73,660)	(71,879)	(72,069)
Other income (deductions)	9,469	2,879	7,107
Total other income and (expenses)	(64,191)	(69,000)	(64,962)
Income before income taxes	231,523	219,332	219,521
Income tax expense (Note 12)	78,468	79,902	78,373
Net income	153,055	139,430	141,148
Net income (loss) attributable to noncontrolling interests	1,014	1,113	22
Net income attributable to Southwest Gas Corporation	$ 152,041	$ 138,317	$ 141,126
Basic earnings per share (Notes 1 and 15)	$ 3.20	$ 2.94	$ 3.04
Diluted earnings per share (Notes 1 and 15)	$ 3.18	$ 2.92	$ 3.01
Average number of common shares outstanding	47,469	46,992	46,494
Average shares outstanding (assuming dilution)	47,814	47,383	46,944